Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance at beginning of year	$ 29	$ 33	$ 32
Reversal for collection of bad debt	(5)
Translation adjustment		(4)	1
Balance at end of year	$ 24	$ 29	$ 33